Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL REPORT

March 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2001 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--56.0%[2]
		Alabama--2.1%
$1,000,000	[3]	Huntsville, AL, UT GO Warrants, 5.375%, 12/1/2003	AA		$1,004,750

		Colorado--1.5%
720,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2000), 5.20% (Evangelical Lutheran Good Samaritan Society), 12/1/2001	A-		721,771

		Georgia--2.1%
1,000,000		Crisp County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series A), 4.90% TOBs (International Paper Co.) 3/1/2002	BBB+		1,000,140

		Illinois--2.5%
670,000		Illinois Health Facilities Authority, Refunding Revenue Bonds (Series 1996B), 5.125% (Sarah Bush Lincoln Health Center)/(Original Issue Yield: 5.25%), 2/15/2002	A-		674,837
500,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2000), 5.00% (Advocate Health Care Network)/(Original Issue Yield: 5.14%), 11/15/2002	AA		509,175

		TOTAL			1,184,012

		Indiana--1.4%
685,000		Indiana Health Facility Financing Authority, Hospital Refunding & Revenue Bonds (Series 1996), 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2001	BBB+		686,411

		Kansas--1.0%
110,000	[3]	Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2002	AA		111,328
110,000	[3]	Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2003	AA		112,237
120,000	[3]	Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	AA		123,449
125,000	[3]	Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	AA		129,321

		TOTAL			476,335

		Kentucky--0.5%
250,000		Maysville, KY, Solid Waste Disposal Facilities Revenue Bonds (Series 1992), 3.70% CP (Inland Container Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 4/2/2001	A-2		250,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Louisiana--5.1%
$500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB-		$500,925
1,900,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999A), 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-		1,911,343

		TOTAL			2,412,268

		Michigan--3.2%
1,000,000		Detroit, MI, Self-Insurance LT GO Bonds (Series 1995A), 5.70% (Original Issue Yield: 5.75%), 5/1/2002	A		1,021,190
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2002	AA-		513,760

		TOTAL			1,534,950

		Minnesota--1.2%
550,000	[3]	Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds (Series 2000), 5.00% TOBs (East Bank Village Apartments)/(Societe Generale, Paris INV), Mandatory Tender 7/1/2001	A-1+		550,160

		Missouri--0.5%
250,000		Missouri State HEFA, Hospital Facilities Revenue Bonds (Series 2000), 5.75% (St. Anthony's Medical Center), 12/1/2002	A		256,485

		New Hampshire--4.3%
2,000,000	[3]	Claremont, NH, 5.25% TANs, 12/28/2001	Baa1		2,026,440

		New Jersey--4.3%
1,000,000		Cumberland County, NJ Utilities Authority, Project Notes, Series 2000, 5.375%, 1/1/2002	NR		1,015,210
1,000,000	[3]	Wildwood, NJ, 4.375% BANs, 3/8/2002	Baa2		1,010,120

		TOTAL			2,025,330

		New Mexico--2.1%
1,000,000		New Mexico State Hospital Equipment Loan Council, Revenue Bonds (Series 2000A) VRDNs (Presbyterian Healthcare Services)	NR		1,000,000

		North Carolina--4.3%
1,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB		1,014,060
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Refunding Bonds, 6.00% (Catawba Electric Co.)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+		1,039,920

		TOTAL			2,053,980

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Ohio--8.3%
$500,000		Franklin County, OH Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services), 7/1/2031	NR		$500,180
1,425,000	[3]	Franklin County, OH IDA, Revenue Bonds, 3.70% TOBs (C M Media, Inc.)/(Society National Bank, Cleveland LOC), Mandatory Tender 9/1/2001	A-1		1,425,000
1,000,000		Ohio State Air Quality Development Authority, (Series A), 4.85% TOBs (Ohio Edison Co.) 2/1/2003	Baa2		1,003,420
1,000,000		Ohio State Water Development Authority, PCR Bonds, (Series A), 5.35% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2002	Baa3		1,006,950

		TOTAL			3,935,550

		Pennsylvania--3.2%
260,000		Hazleton, PA Health Services Authority, Hospital Revenue Bonds (Series 1996), 5.40% (Hazleton-St. Joseph Medical Center), 7/1/2001	BBB+		260,148
325,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB		336,359
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB		416,824
500,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BBB-		516,220

		TOTAL			1,529,551

		Texas--6.3%
1,000,000		Brazos River Authority, TX, (Series 1995B), 5.50% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2001	BBB		1,002,140
1,000,000		Brazos River Authority, TX, Refunding Revenue Bonds (Series A), 4.80% TOBs (Texas Utilities Electric Co.), Mandatory Tender 4/1/2003	BBB		1,000,000
1,000,000		Matagorda County, TX Navigation District Number One, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,004,320

		TOTAL			3,006,460

		Wyoming--2.1%
1,000,000		Albany County, WY, PCR Bonds (Series 1985), 5.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2001	BBB-		1,005,050

		TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $26,533,291)			$26,659,643

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--46.0%[2]
		Alabama--2.3%
$1,100,000	[3]	Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	A-2		$1,100,000

		Florida--3.8%
1,800,000		Broward County, FL Resource Recovery, Refunding Revenue Bonds (Series 2001A) (P Floats-PA 4817) Weekly VRDNs (Wheelabrator South Broward Inc.)/(Merrill Lynch & Co., Inc. LIQ)	A-1+		1,800,000

		Georgia--4.5%
850,000		Bibb County, GA Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	A-2		850,000
1,275,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	VMIG1		1,275,000

		TOTAL			2,125,000

		Hawaii--1.9%
900,000		Hawaii State Housing Finance Development Corp., (Series A) Weekly VRDNs (Rental Housing Systems)/(Industrial Bank of Japan Ltd., Tokyo LOC)	VMIG1		900,000

		Idaho--4.0%
1,900,000		Boise, ID Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds (Series 1998) Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		1,900,000

		Kansas--4.0%
1,900,000		Burlington, KS, (Series B) Weekly VRDNs (Kansas City Power And Light Co.)	VMIG1		1,900,000

		Kentucky--2.5%
1,200,000		Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		1,200,000

		Michigan--1.5%
700,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	VMIG1		700,000

		Missouri--3.1%
1,490,000	[3]	Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	A-1+		1,490,000

		Montana--0.8%
400,000		Forsyth, Rosebud County MT, PCR Daily VRDNs (Pacificorp)	A-		400,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued[2]
		Multi State--6.3%
$1,500,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	A-1+		$1,500,000
1,487,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	VMIG1		1,487,000

		TOTAL			2,987,000

		New York--3.1%
1,500,000		New York City, NY IDA, Industrial Development Revenue Bonds Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		1,500,000

		Ohio--4.0%
1,900,000		Cuyahoga County, OH Hospital Authority, (Series 1997 D) Daily VRDNs (Cleveland Clinic)/(Bank of America, N.A. LIQ)	A-1+		1,900,000

		Virginia--2.1%
1,000,000	[3]	Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(Centura Bank, Rocky Mount, NC LOC)	A-2		1,000,000

		Wyoming--2.1%
1,000,000		Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	A-1+		1,000,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $21,902,000)			21,902,000

		TOTAL INVESTMENTS (IDENTIFIED COST $48,435,291)[4]			$48,561,643

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 Securities that are subject to Alternative Minimum Tax represent 39.6% of the portfolio as calculated based upon total portfolio market value.

3 This reflects the credit rating of the issuer or enhancer of the security, if applicable; the security is non-rated.

4 The cost of investments for federal tax purposes amounts to $48,435,291. The net unrealized appreciation of investments on a federal tax basis amounts to $126,352 which is comprised of $126,352 appreciation and $0 depreciation at March 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($47,608,590) at March 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $48,435,291)		$48,561,643
Income receivable		405,683
Receivable for investments sold		68,000
Receivable for shares sold		74,300
Other assets		113,614

TOTAL ASSETS		49,223,240

Liabilities:
Payable for investments purchased	$1,474,526
Income distribution payable	140,124

TOTAL LIABILITIES		1,614,650

Net assets for 23,694,426 shares outstanding		$47,608,590

Net Assets Consist of:
Paid in capital		$47,481,209
Net unrealized appreciation of investments		126,352
Accumulated net realized gain on investments		1,029

TOTAL NET ASSETS		$47,608,590

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$8,027,930 ÷ 3,995,175 shares outstanding		$2.01

Institutional Service Shares:
$39,580,660 ÷ 19,699,251 shares outstanding		$2.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended March 31, 20011 (unaudited)

Investment Income:
Interest			$494,074

Expenses:
Investment adviser fee		$62,458
Administrative personnel and services fee		67,521
Custodian fees		1,109
Transfer and dividend disbursing agent fees and expenses		7,357
Directors'/Trustees' fees		145
Auditing fees		5,579
Legal fees		642
Portfolio accounting fees		11,693
Distribution services fee--Institutional Service Shares		19,804
Shareholder services fee--Institutional Shares		6,220
Shareholder services fee--Institutional Service Shares		19,804
Share registration costs		12,125
Printing and postage		3,690
Insurance premiums		904
Taxes		833
Miscellaneous		391

TOTAL EXPENSES		220,275

Waivers and Expense Reductions:
Waiver of investment adviser fee	$(62,458)
Waiver of shareholder services fee--Institutional Shares	(6,220)
Waiver of distribution services fee--Institutional Service Shares	(11,883)
Reimbursement of other operating expenses	(111,988)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(192,549)

Net expenses			27,726

Net investment income			466,348

Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,029
Net change in unrealized appreciation of investments			126,352

Net realized and unrealized gain on investments			127,381

Change in net assets resulting from operations			$593,729

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to March 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 3/31/2001 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$466,348
Net realized gain on investments	1,029
Net change in unrealized appreciation	126,352

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	593,729

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(119,296)
Institutional Service Shares	(347,052)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(466,348)

Share Transactions:
Proceeds from sale of shares	48,943,460
Net asset value of shares issued to shareholders in payment of distributions declared	151,068
Cost of shares redeemed	(1,613,319)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,481,209

Change in net assets	47,608,590

Net Assets:
Beginning of period	--

End of period	$47,608,590

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to March 31, 2001.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 3/31/2001 [1]
Net Asset Value, Beginning of Period	$2.00
Income From Investment Operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.05

Less Distributions:
Distributions from net investment income	(0.04)

TOTAL DISTRIBUTIONS	(0.04)

Net Asset Value, End of Period	$2.01

Total Return[2]	2.62%

Ratios to Average Net Assets:

Expenses	0.00%[3]

Net investment income	4.80%[3]

Expense waiver/reimbursement[4]	1.93%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$8,028

Portfolio turnover	14%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to March 31, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 3/31/2001 [1]
Net Asset Value, Beginning of Period	$2.00
Income From Investment Operations:
Net investment income	0.04
Net realized and unrealized gain (loss) on investments	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.05

Less Distributions:
Distributions from net investment income	(0.04)

TOTAL DISTRIBUTIONS	(0.04)

Net Asset Value, End of Period	$2.01

Total Return[2]	2.47%

Ratios to Average Net Assets:

Expenses	0.35%[3]

Net investment income	4.38%[3]

Expense waiver/reimbursement[4]	1.83%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$39,581

Portfolio turnover	14%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to March 31, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2001 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for the annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Institutional Service Shares	500,000,000
TOTAL	1,000,000,000

Transactions in shares were as follows:

	Period Ended 3/31/ 2001[1]
Institutional Shares:	Shares	Amount
Shares sold	4,135,875	$8,285,122
Shares issued to shareholders in payment of distributions declared	605	1,214
Shares redeemed	(141,305)	(283,521)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARES	3,995,175	$8,002,815

	Period Ended 3/31/2001[1]
Institutional Service Shares:	Shares	Amount
Shares sold	20,286,713	$40,658,338
Shares issued to shareholders in payment of distributions declared	74,774	149,854
Shares redeemed	(662,236)	(1,329,798)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES	19,699,251	$39,478,394

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	23,694,426	$47,481,209

1 For the period from October 24, 2000 (date of initial public investment) to March 31, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.60% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percent of Average Daily Net Assets
Institutional Service Shares	0.25%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended March 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $43,091,553 and $13,050,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended March 31, 2001, were as follows:

Purchases	$26,844,697

Sales	$1,551,250

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P882
Cusip 31417P874

26299 (5/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.